COMMITMENTS AND CONTINGENT LIABILITIES - Additional Information (Details) $ / shares in Units, $ in Thousands	Apr. 19, 2024 $ / shares shares	Apr. 08, 2024 shares	Jan. 19, 2024 ₪ / shares shares	Jan. 19, 2024 $ / shares shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($)	Nov. 15, 2023 $ / shares shares	Aug. 03, 2023 $ / shares shares	Mar. 30, 2023 $ / shares shares	Dec. 31, 2022 ₪ / shares
Other Commitments [Line Items]
Bank guarantees | $						$ 350
Common Stock, Par or Stated Value Per Share | ₪ / shares					₪ 2.5					₪ 2.5
Warrant issued purchase of ordinary shares							1,081,000	661,000	485,000
Warrants exercise price | $ / shares							$ 0.00001	$ 0.00001	$ 0.00001
Subsequent Event [Member]
Other Commitments [Line Items]
Shares issued			1,475,142	1,475,142
Common Stock, Par or Stated Value Per Share | ₪ / shares			₪ 2.5
Warrant issued purchase of ordinary shares	2,873,885	940,000	4,250,000	4,250,000
Warrants exercise price | $ / shares	$ 0.00001			$ 0.45
Pre-funded warrant issued purchase of ordinary shares	5,242,270		5,524,858	5,524,858
Pre-funded warrants exercise price | $ / shares				$ 0.00001